Statement of Additional Information Supplement dated August 31, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Core Equity Fund	Invesco V.I. Money Market Fund
Invesco V.I. Diversified Income Fund	Invesco V.I. Small Cap Equity Fund
Invesco V.I. Global Health Care Fund	Invesco V.I. Technology Fund
Invesco V.I. Global Real Estate Fund	Invesco V.I. Utilities Fund
Invesco V.I. Government Securities Fund	Invesco Van Kampen V.I. Value Opportunities Fund
Invesco V.I. High Yield Fund
Invesco V.I. International Growth Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco V.I. Diversified Income Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of December 31, 2011 (except as noted):

		Other Registered
		Investment Companies		Other Pooled Investment		Other Accounts
	Dollar	Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco V.I. Diversified Income Fund
Chuck Burge	None	8	$14,942.8	8	$2,633.3	2	$203.2
John Craddock	None	4	$2,181.4	1	$167.5	None	None
Darren Hughes	None	7	$1,802.6	None	None	None	None
Scott Roberts[2]	None	9	$5,576.3	1	$28.8	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Roberts began serving as a portfolio manager of Invesco V.I. Diversified Income Fund on August 20, 2012. Information for Mr. Roberts has been provided as of July 31, 2012.”
Effective August 20, 2012, Peter Ehret is no longer a portfolio manager for Invesco V.I. High Yield Fund and all references to Mr. Ehret in Appendix H are deleted.
Effective August 21, 2012, Dean Dillard is no longer a portfolio manager for Invesco V.I. Global Health Care Fund and all references to Mr. Dillard in Appendix H are deleted.
AVIF SUP-3 083112

Statement of Additional Information Supplement dated August 31, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of the Funds listed below:

Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund
Invesco V.I. High Yield Securities Fund	Invesco Van Kampen V.I. Growth and Income Fund
Invesco V.I. S&P 500 Index Fund	Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco Van Kampen V.I. American Value Fund
Invesco Van Kampen V.I. American Franchise Fund	(formerly Invesco Van Kampen V.I. Mid Cap
Invesco Van Kampen V.I. Comstock Fund	Value Fund)
Invesco Van Kampen V.I. Equity and Income Fund
Effective August 20, 2012, Peter Ehret is no longer a portfolio manager for Invesco V.I. High Yield Securities Fund and all references to Mr. Ehret in Appendix H are deleted.
AVIF MSVK SUP-3 083112